Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Beginning balance	$ 128,917	$ 95,678
Addition	276,402	33,239
Ending balance	405,319	128,917
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	118,911	92,285
Addition	992	26,626
Ending balance	119,903	118,911
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	10,006	3,393
Addition		6,613
Ending balance	10,006	10,006
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition	275,410
Ending balance	$ 275,410